Condensed Consolidated Interim Statements of Income (Loss) and Other Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue (Note 11)	$ 1,717	$ 4,987	$ 8,997	$ 10,212
Expenses:
Operating costs (Note 12(a))	2,760	3,532	11,361	8,491
Depreciation of property and equipment (Note 4)	197	75	562	237
Amortization of intangible assets (Note 5)	88	115	212	272
Depreciation of right of use assets (Note 6)	81	109	253	271
Gain on derecognition of right of use assets (Note 6)	(8)		(35)
Expenses	3,118	3,831	12,353	9,271
Operating income (loss)	(1,401)	1,156	(3,356)	941
Financing costs (Note 12(b))	(20)	(27)	(71)	(60)
Financing income	4		7
Loss on foreign currency	(69)	(48)	(94)	(27)
Income (loss) for the period	(1,486)	1,081	(3,514)	854
Other comprehensive income (loss):
Foreign currency	(15)	(6)	(103)	(5)
Comprehensive income (loss) for the period	$ (1,501)	$ 1,075	$ (3,617)	$ 849
Basic income (loss) per share	$ (0.02)	$ 0.02	$ (0.06)	$ 0.02
Diluted income (loss) per share	$ (0.02)	$ 0.02	$ (0.06)	$ 0.02
Weighted average number of Class A common
shares - basic (Note 13(c))	60,389,331	47,486,796	58,527,949	43,763,689
shares - diluted (Note 13(c))	60,389,331	49,039,251	58,527,949	45,316,144